Note 6 - Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 13,764,928	$ 372,292
Balance	14,168,326	13,764,928
Carrying amounts	14,168,326	372,292
Computer software [member]
Statement Line Items [Line Items]
Balance	24,467	25,352
Balance	17,638	24,467
Carrying amounts	17,638	25,352
Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	19,291	19,609
Balance	14,678	19,291
Carrying amounts	14,678	19,609
Computer equipment [member]
Statement Line Items [Line Items]
Balance	25,018	33,497
Balance	19,749	25,018
Carrying amounts	19,749	33,497
Geological library [member]
Statement Line Items [Line Items]
Balance	1,915	2,394
Balance	1,532	1,915
Carrying amounts	1,532	2,394
Field equipment [member]
Statement Line Items [Line Items]
Balance	20,354	25,443
Balance	16,283	20,354
Carrying amounts	16,283	25,443
Mill Equipment [member]
Statement Line Items [Line Items]
Balance	13,673,883	265,997
Balance	14,098,446	13,673,883
Carrying amounts	14,098,446	265,997
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	14,575,172	1,264,299
Additions	427,597	802,804
Balance	15,002,769	14,575,172
Carrying amounts	15,002,769	1,264,299
Transfer from deposit on mill equipment		12,618,109
Balance		14,685,212
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	196,767	189,563
Additions	584	7,204
Balance	197,351	196,767
Carrying amounts	197,351	189,563
Transfer from deposit on mill equipment
Balance		196,767
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	158,219	264,133
Additions		4,126
Balance	158,219	158,219
Carrying amounts	158,219	264,133
Transfer from deposit on mill equipment
Balance		268,259
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	248,896	247,199
Additions	2,450	1,697
Balance	251,346	248,896
Carrying amounts	251,346	247,199
Transfer from deposit on mill equipment
Balance		248,896
Gross carrying amount [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	51,760	51,760
Additions
Balance	51,760	51,760
Carrying amounts	51,760	51,760
Transfer from deposit on mill equipment
Balance		51,760
Gross carrying amount [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	245,647	245,647
Additions
Balance	245,647	245,647
Carrying amounts	245,647	245,647
Transfer from deposit on mill equipment
Balance		245,647
Gross carrying amount [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance	13,673,883	265,997
Additions	424,563	789,777
Balance	14,098,446	13,673,883
Carrying amounts	14,098,446	265,997
Transfer from deposit on mill equipment		12,618,109
Balance		13,673,883
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	810,244	892,007
Balance	834,443	810,244
Depreciation	24,199	28,277
Carrying amounts	834,443	892,007
Balance		920,284
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	172,300	164,211
Balance	179,713	172,300
Depreciation	7,413	8,089
Carrying amounts	179,713	164,211
Balance		172,300
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	138,928	244,524
Balance	143,541	138,928
Depreciation	4,613	4,444
Carrying amounts	143,541	244,524
Balance		248,968
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	223,878	213,702
Balance	231,597	223,878
Depreciation	7,719	10,176
Carrying amounts	231,597	213,702
Balance		223,878
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	49,845	49,366
Balance	50,228	49,845
Depreciation	383	479
Carrying amounts	50,228	49,366
Balance		49,845
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	225,293	220,204
Balance	229,364	225,293
Depreciation	4,071	5,089
Carrying amounts	229,364	220,204
Balance		225,293
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Balance
Depreciation
Carrying amounts
Balance